MassMutual
                                                             Corporate Investors


                                                                  Report for the
                                               Three Months Ended March 31, 2009














                                                                          [LOGO]

ADVISER
Babson Capital Management LLC
1500 Main Street, P.O. 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci

           MassMutual Corporate Investors
           c/o Babson Capital Management LLC
[LOGO]     1500 Main Street, Suite 2200
           Springfield, Massachusetts 01115
           (413) 226-1516

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http:// www.babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MCI
                                                                          Listed
                                                                            NYSE

                                                  MassMutual Corporate Investors

TO OUR SHAREHOLDERS

April 30, 2009

We are pleased to present the March 31, 2009 Quarterly Report of MassMutual Corporate Investors (the "Trust"). At the Trust's Quarterly Board of Trustees Meeting, which was held on January 23, 2009, the Trustees announced that Roger
W. Crandall had stepped down as Trustee and Chairman of the Board of Trustees as a result of his new position as President and Chief Operating Officer of Massachusetts Mutual Life Insurance Company ("MassMutual"). Subsequently, Clifford M. Noreen, former President of the Trust, was appointed as a Trustee and elected to succeed Mr. Crandall as Chairman of the Board of Trustees. Mr. Noreen is considered an "Interested Person" of the Trust as defined by the Investment Company Act of 1940. Mr. Noreen currently serves as President of Babson Capital Management LLC ("Babson"), the Trust's investment advisor.

The Board of Trustees elected me to succeed Mr. Noreen as President of the Trust at their January 23, 2009 meeting. I was previously a Vice President of the Trust, and am currently the co-head of the Mezzanine & Private Equity Group at Babson, where I jointly oversee all of the group's activities. I have been with Babson and its predecessor organization since 1988. I look forward to serving as President of the Trust.

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on May 18, 2009 to shareholders of record on May 4, 2009. The Trust had paid a 54 cent per share dividend for the preceding quarter.

U.S. equity markets, as approximated by the Russell 2000 Index, decreased 14.95% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index increased 5.98% for the quarter.

The ongoing turmoil in the financial markets continues to have an adverse effect on middle market buyout activity. Leveraged loan volume in the first quarter of 2009 was as low as it has been in recorded history. With senior lending capacity so limited, our deal flow has been sluggish. During the quarter, we closed on one new investment and have a few transactions that are nearing completion. Beyond that, however, our transaction backlog is very low and we do not expect a significant pickup in investment activity for the foreseeable future. On the positive side, the few transactions we have completed or are about to complete have been more conservatively structured and attractively priced than has been the market norm for the past few years. We continue to spend considerable time working with our portfolio companies as the current economic conditions and the difficult banking environment negatively impact the ability of some of our borrowers to pay their obligations.

During the quarter, the Trust made a private placement investment in one new issuer totaling approximately $2.6 million. The new issuer was Sencore Holding Company. (A brief description of this investment can be found in the Consolidated Schedule of Investments.)

During the quarter ended March 31, 2009, net assets of the Trust decreased to $200,245,499 or $21.49 per share compared to $208,143,519 or $22.33 per share on
December 31, 2008, which translates into a -3.76% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust returned -12.98%, 1.66%, 9.41%, and 10.09% for the 1-, 3-, 5- and 10-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 57 cents per share of net investment income for the quarter, compared to 56 cents per share in the previous quarter.

During the quarter ended March 31, 2009, the market price of the Trust decreased 11.7% from $19.25 per share to $16.99 per share. The Trust's market price of $16.99 per share equates to a 20.9% discount to the March 31, 2009 net asset value per share. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 14.5%, 10.9% and 6.3%, respectively.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Michael L. Klofas
Michael L. Klofas
President

--------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 3/31/09 *

                            [PIE CHART APPEARS HERE]

PRIVATE / 144A HIGH                        PUBLIC HIGH YIELD
YIELD DEBT                                 DEBT
65.9%                                      17.5%

PRIVATE / RESTRICTED                       PUBLIC EQUITY
EQUITY                                     0.8%
14.4%

CASH & SHORT TERM
INVESTMENTS
1.4%


* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.
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                                                                               1

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $215,762,946)                                           $ 179,748,959
Corporate public securities at market value
  (Cost - $61,249,346)                                               40,931,627
Short-term securities at amortized cost                               1,999,750
                                                                  -------------
                                                                    222,680,336



Cash                                                                  1,105,040
Interest and dividends receivable                                     6,474,748
Receivable for investments sold                                         660,140
Prepaid taxes                                                           317,000
Other assets                                                             18,974
                                                                  -------------
   TOTAL ASSETS                                                     231,256,238
                                                                  -------------

LIABILITIES:
Investment advisory fee payable                                         625,767
Note payable                                                         30,000,000
Interest payable                                                        202,105
Accrued expenses                                                        130,330
Other payables                                                           52,537
                                                                  -------------
   TOTAL LIABILITIES                                                 31,010,739
                                                                  -------------
   TOTAL NET ASSETS                                               $ 200,245,499
                                                                  =============


NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
  number authorized                                               $   9,319,509
Additional paid-in capital                                          112,902,899
Retained net realized gain on investments, prior years              127,688,004
Undistributed net investment income                                   8,513,773
Accumulated net realized loss on investments                         (1,846,980)
Net unrealized depreciation of investments                          (56,331,706)
                                                                  -------------
   TOTAL NET ASSETS                                               $ 200,245,499
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,319,509
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       21.49
                                                                  =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MassMutual Corporate Investors
FOR THE THREE MONTHS ENDED MARCH 31, 2009
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $   6,487,765
Dividends                                                                12,574
Other                                                                       163
                                                                  -------------
   TOTAL INVESTMENT INCOME                                            6,500,502
                                                                  -------------

EXPENSES:
Investment advisory fee                                                 625,767
Interest                                                                396,000
Trustees' fees and expenses                                              45,500
Professional fees                                                        42,000
Reports to shareholders                                                  30,000
Custodian fees                                                            7,500
Transfer agent/registrar's expenses                                       6,000
Other                                                                     8,794
                                                                  -------------
   TOTAL EXPENSES                                                     1,161,561
                                                                  -------------
INVESTMENT INCOME - NET                                               5,338,941
                                                                  -------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments before taxes                          (108,233)
Income tax expense                                                         (810)
                                                                  -------------
Net realized loss on investments after taxes                           (109,043)
Net change in unrealized depreciation of investments                (13,127,918)
                                                                  -------------
   NET LOSS ON INVESTMENTS                                          (13,236,961)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (7,898,020)
                                                                  =============


See Notes to Consolidated Financial Statements
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                                                                               3

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2009
(UNAUDITED)


NET DECREASE IN CASH:
Cash flows from operating activities:
   Purchases/Proceeds/Maturities from short-term portfolio
     securities, net                                              $   4,243,703
   Purchases of portfolio securities                                 (9,142,437)
   Proceeds from disposition of portfolio securities                  6,377,450
   Interest, dividends, and other received                            3,355,302
   Interest expense paid                                               (396,000)
   Operating expenses paid                                             (603,145)
   Income taxes paid                                                   (333,810)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                       3,501,063
                                                                  -------------
Cash flows from financing activities:
   Cash dividends paid from net investment income                    (5,032,535)
                                                                  -------------
      NET CASH USED FOR FINANCING ACTIVITIES                         (5,032,535)
                                                                  -------------

NET DECREASE IN CASH                                                 (1,531,472)
Cash - beginning of year                                              2,636,512
                                                                  -------------
CASH - END OF PERIOD                                              $   1,105,040
                                                                  =============

RECONCILIATION OF NET DECREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (7,898,020)
                                                                  -------------

   Decrease in investments                                           15,110,877
   Increase in interest and dividends receivable                     (3,027,255)
   Increase in receivable for investments sold                         (474,723)
   Increase in prepaid taxes                                            (67,000)
   Increase in other assets                                             (18,974)
   Decrease in payable for investments purchased                         (3,578)
   Decrease in investment advisory fee payable                          (24,681)
   Decrease in accrued expenses                                         (42,766)
   Decrease in accrued taxes payable                                    (16,000)
   Decrease in other payables                                           (36,817)
                                                                  -------------
TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                      11,399,083
                                                                  -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         $   3,501,063
                                                                  =============





See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                           MassMutual Corporate Investors
OF CHANGES IN NET ASSETS

                                                                           For the three
                                                                            months ended         For the
                                                                              03/31/09         year ended
                                                                            (Unaudited)         12/31/08
                                                                           -------------     -------------
DECREASE IN NET ASSETS:

Operations:
   Investment income - net                                                 $   5,338,941     $   21,472,294
   Net realized loss on investments                                             (109,043)        (2,459,420)
   Net change in unrealized depreciation of investments                      (13,127,918)       (44,140,369)
                                                                           -------------     --------------
   Net decrease in net assets resulting from operations                       (7,898,020)       (25,127,495)

   Increase from common shares issued on reinvestment of dividends
      Common shares issued (2008 - 81,890)                                            --          2,186,860


Dividends to shareholders from:
   Net investment income (2008 - $2.16 per share)                                     --        (20,078,868)
                                                                           -------------     --------------

      TOTAL DECREASE IN NET ASSETS                                            (7,898,020)       (43,019,503)


NET ASSETS, BEGINNING OF YEAR                                                208,143,519        251,163,022
                                                                           -------------     --------------

NET ASSETS, END OF PERIOD/YEAR (including undistributed net investment
income of $8,513,773 and $3,174,832 respectively)                          $ 200,245,499     $ 208,143,519
                                                                           =============     ==============







See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                             For the
                                           three months
                                              ended                        For the years ended December 31,
                                            3/31/2009     -----------------------------------------------------------------
                                           (Unaudited)       2008          2007          2006          2005          2004
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
   Beginning of year                        $   22.33     $   27.19     $   27.51     $   26.06     $   24.34     $   21.84
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net investment income(a)                         0.57          2.31          2.56          2.27          2.03          2.00
Net realized and unrealized
  gain (loss) on investments                    (1.41)        (5.02)        (0.35)         1.62          1.96(b)       2.64
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                (0.84)        (2.71)         2.21          3.89          3.99          4.64
                                            ---------     ---------     ---------     ---------     ---------     ---------
Dividends from net investment
  income to common shareholders                    --         (2.16)        (2.57)        (2.47)        (2.11)        (2.16)
Dividends from net realized gain
  on investments to common shareholders            --            --            --         (0.01)        (0.18)           --
Increase from dividends reinvested                 --          0.01          0.04          0.04          0.02          0.02
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total dividends                                    --         (2.15)        (2.53)        (2.44)        (2.27)        (2.14)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value: End of period/year         $   21.49     $   22.33     $   27.19     $   27.51     $   26.06     $   24.34
                                            ---------     ---------     ---------     ---------     ---------     ---------
Per share market value:
   End of period/year                       $   16.99     $   19.25     $   30.20     $   34.89     $   30.05     $   28.50
                                            =========     =========     =========     =========     =========     =========
Total investment return
   Net asset value(c)                          (3.76%)      (10.34%)        8.72%        18.06%        20.04%        22.76%
   Market value                               (11.74%)      (30.44%)       (8.78%)       29.04%        16.95%        36.10%
Net assets (in millions):
   End of period/year                       $  200.25     $  208.14     $  251.16     $  251.69     $  236.28     $  218.51
Ratio of operating expenses
  to average net assets                         1.50%(d)      1.49%         1.55%         1.43%         1.78%         1.93%
Ratio of interest expense
  to average net assets                         0.78%(d)      0.67%         0.59%         0.60%         0.73%         0.77%
Ratio of income tax expense
  to average net assets(e)                      0.00%(d)      0.00%         0.35%         2.46%         2.84%         0.69%
Ratio of total expenses before custodian fee
  reduction to average net assets(e)            2.28%(d)      2.16%         2.49%         4.53%         5.36%         3.39%
Ratio of net expenses after custodian fee
  reduction to average net assets(e)            2.28%(d)      2.16%         2.49%         4.49%         5.35%         3.39%
Ratio of net investment income
  to average net assets                        10.47%(d)      9.01%         9.17%         8.19%         7.98%         8.68%
Portfolio turnover                                 3%           32%           44%           35%           35%           53%


(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized.
(e) As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior borrowings:
  Total principal amount (in millions)      $      30     $      30     $      30     $      20     $      20     $      29
  Asset coverage per $1,000
    of indebtedness                         $   7,675     $   7,938     $   9,372     $  13,584     $  12,814     $   8,535

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
6

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 89.76%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 85.97%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,422,966         11/21/07     $  2,371,007     $  2,251,383
Limited Partnership Interest (B)                                  23.16% int.         11/21/07          224,795          193,172
                                                                                                   ------------     ------------
                                                                                                      2,595,802        2,444,555
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $  1,134,594         12/31/08          985,537        1,122,506
Limited Liability Company Unit Class A-2 (B)                       1,276 uts.         12/31/08          140,406          133,386
Limited Liability Company Unit Class A-3 (B)                       1,149 uts.         12/31/08          126,365               11
                                                                                                   ------------     ------------
                                                                                                      1,252,308        1,255,903
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  2,125,000         04/08/04        2,125,000        2,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                               13 shs.         11/16/07             --             21,142
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               2,323 shs.         04/08/04             --          1,412,684
                                                                                                   ------------     ------------
                                                                                                      2,125,000        3,558,826
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    735,000         05/15/08          720,300          678,009
13% Senior Subordinated Note due 2015                            $    735,000         05/15/08          662,901          659,829
Common Stock (B)                                                 105,000 shs.         05/15/08          105,000           84,000
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              36,923 shs.         05/15/08           62,395              369
                                                                                                   ------------     ------------
                                                                                                      1,550,596        1,422,207
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintence services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,118,357         12/27/07        2,074,985        2,038,980
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          568,940
                                                                                                   ------------     ------------
                                                                                                      2,584,985        2,607,920
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               7

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07     $  1,603,088     $  1,591,207
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,142,821        1,223,659
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500          517,086
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,527          130,239
                                                                                                   ------------     ------------
                                                                                                      3,119,936        3,462,191
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $  1,140,317         09/26/08        1,039,164        1,065,587
Common Stock (B)                                                   1,347 shs.         09/26/08          134,683          127,965
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 958 shs.         09/26/08           87,993               10
                                                                                                   ------------     ------------
                                                                                                      1,261,840        1,193,562
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  3,187,495                *        3,033,665        3,102,051
Preferred Class A Unit (B)                                         3,223 uts.               **          322,300          257,840
Preferred Class B Unit (B)                                         1,526 uts.         06/09/08          152,626          144,995
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1             --
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1             --
                                                                                                   ------------     ------------
                                                                                                      3,508,593        3,504,886
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $  1,627,660         05/18/05        1,564,656        1,471,232
Common Stock (B)                                                     497 shs.         05/18/05          497,340             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128             --
                                                                                                   ------------     ------------
                                                                                                      2,174,124        1,471,232
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,165,262        2,012,790
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121           41,232
Common Stock (B)                                                        1 sh.         06/30/06              286             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           14,491
                                                                                                   ------------     ------------
                                                                                                      2,525,771        2,068,513
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.
--------------------------------------------------------------------------------------------------------------------------------
8

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    750,872         08/07/08     $    735,855     $    679,561
12.5% Senior Subordinated Note due 2015                          $    750,872         08/07/08          681,929          650,797
Common Stock (B)                                                  73,256 shs.         08/07/08           73,256           36,628
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              57,600 shs.         08/07/08           57,689              576
                                                                                                   ------------     ------------
                                                                                                      1,548,729        1,367,562
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          279,466
                                                                                                   ------------     ------------
CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  2,400,000         12/02/08        2,225,100        2,351,312
Preferred Stock (B)                                                  277 shs.         12/02/08          276,900          263,055
                                                                                                   ------------     ------------
                                                                                                      2,502,000        2,614,367
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $  1,214,286         10/10/08        1,098,929        1,147,163
Common Stock (B)                                                     607 shs.         10/10/08           60,714           57,678
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 934 shs.         10/10/08           91,071                9
                                                                                                   ------------     ------------
                                                                                                      1,250,714        1,204,850
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  2,393,954         01/12/07        2,233,202        1,959,400
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046           80,384
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873           58,144
                                                                                                   ------------     ------------
                                                                                                      2,502,121        2,097,928
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392        1,715,247
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          642,470
Common Stock (B)                                                     718 shs.         07/05/07                7                7
Limited Partnership Interest (B)                                  12.64% int.               **          189,586             --
                                                                                                   ------------     ------------
                                                                                                      1,190,153        2,357,724
                                                                                                   ------------     ------------
*  12/30/97 and 05/29/99.
** 08/12/04 and 01/14/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05     $  2,454,200     $  2,386,866
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          147,425
                                                                                                   ------------     ------------
                                                                                                      2,591,366        2,534,291
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  2,295,000         08/21/08        2,065,184        2,204,056
Common Stock (B)                                                 255,000 shs.         08/21/08          255,000          242,250
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             136,070 shs.         08/21/08          194,826            1,361
                                                                                                   ------------     ------------
                                                                                                      2,515,010        2,447,667
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06        1,745,715        1,752,467
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174        1,280,261
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           62,016
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000          122,627
                                                                                                   ------------     ------------
                                                                                                      2,531,719        3,217,371
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
Diversco Investments Ltd. LLC (B)                                 27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                3,278 shs.         12/14/01        2,784,133        1,319,430
Warrant, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.                *          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650        1,319,430
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    540,000         11/01/06          531,900          499,133
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          775,731          766,378
Common Stock (B)                                                 180,000 shs.         11/01/06          180,000          129,267
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           40,586
                                                                                                   ------------     ------------
                                                                                                      1,565,791        1,435,364
                                                                                                   ------------     ------------
* 10/24/96 and 08/28/98.
--------------------------------------------------------------------------------------------------------------------------------
10

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *     $    690,600     $  1,144,557
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          337,034
                                                                                                   ------------     ------------
                                                                                                        877,069        1,481,591
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,275,313         01/08/08        2,233,677        2,075,147
Common Stock (B)                                                     660 shs.         01/08/08          329,990          167,844
                                                                                                   ------------     ------------
                                                                                                      2,563,667        2,242,991
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          211,487
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
Limited Liability Company Unit Series F                           64,597 uts.         04/12/07           64,597           99,557
Limited Liability Company Unit Series G                            4,990 uts.         04/12/07            4,990            7,691
                                                                                                   ------------     ------------
                                                                                                         69,587          107,248
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  90,000 shs.         05/06/04                6        1,271,148
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  2,143,782         10/06/08        2,099,628        1,999,905
Preferred Stock (B)                                                4,341 shs.         10/06/08          434,074          412,395
Common Stock (B)                                                   3,069 shs.         10/06/08            3,069            2,916
                                                                                                   ------------     ------------
                                                                                                      2,536,771        2,415,216
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  2,390,625         06/01/06        2,252,674        1,792,969
Limited Liability Company Units of
  Linden/FHS Holdings LLC (B)                                        159 uts.         06/01/06          159,362             --
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361             --
                                                                                                   ------------     ------------
                                                                                                      2,534,397        1,792,969
                                                                                                   ------------     ------------
* 10/30/03 and 01/02/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    918,385         04/13/06     $    904,609     $    688,789
14% Senior Subordinated Note due 2014                            $    555,059         04/13/06          507,310             --
Common Stock (B)                                                 109,436 shs.         04/13/06          109,436             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              30,940 shs.         04/13/06           48,433             --
                                                                                                   ------------     ------------
                                                                                                      1,569,788          688,789
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013 (D)                        $  2,365,217         02/03/06        2,121,304             --
Common Stock (B)                                                     185 shs.         02/03/06          184,783             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 254 shs.         02/03/06          208,435             --
                                                                                                   ------------     ------------
                                                                                                      2,514,522             --
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014 (D)                        $  2,337,500         01/31/06        2,171,538             --
Preferred Stock (B)                                               31,718 shs.         06/12/08           31,718             --
Common Stock (B)                                                 212,500 shs.         01/31/06          212,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             138,408 shs.         01/31/06          119,213             --
                                                                                                   ------------     ------------
                                                                                                      2,534,969             --
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,530,000
16% PIK Note due 2015                                            $    136,218                *          115,668          108,974
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully dilluted common shares (B)                  146,658 shs.         11/01/07          146,658             --
                                                                                                   ------------     ------------
                                                                                                      1,989,918        1,638,974
                                                                                                   ------------     ------------
GQ HOLDINGS LLC
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
15% Senior Subordinated Note due 2015 (D)                        $  2,351,779         06/27/08        2,285,664             --
Common Stock (B)                                                   7,304 shs.         06/27/08          250,923             --
                                                                                                   ------------     ------------
                                                                                                      2,536,587             --
                                                                                                   ------------     ------------
* 09/30/08, 12/31/08 and 03/31/09.
--------------------------------------------------------------------------------------------------------------------------------
12

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  2,210,000         02/10/06     $  2,048,925     $       --
Preferred Stock (B)                                                   40 shs.                *           40,476             --
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
                                                                                                      2,546,276             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.         07/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269               **        1,919,526        1,901,403
Common Stock (B)                                                      63 shs.               **           62,742           43,022
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.               **          199,501          136,800
                                                                                                   ------------     ------------
                                                                                                      2,181,769        2,081,225
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  2,075,581         08/19/08        1,920,297        1,905,887
Common Stock (B)                                                     474 shs.         08/19/08          474,419          450,699
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 123 shs.         08/19/08          113,773                1
                                                                                                   ------------     ------------
                                                                                                      2,508,489        2,356,587
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077          101,776
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  20 shs.         02/27/07              612           29,976
                                                                                                   ------------     ------------
                                                                                                          2,689          131,752
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Subordinated Note due on demand                       $     43,943         03/01/04                1             --
Common Stock (B)                                                     228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                        262,201             --
                                                                                                   ------------     ------------
*  09/18/07 and 06/27/08.
** 06/30/04 and 08/19/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    963,687         08/04/00     $    932,547     $    912,997
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,479           23,311
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412            4,681
                                                                                                   ------------     ------------
                                                                                                      1,934,438          940,989
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,540,117        1,547,998
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          234,485
                                                                                                   ------------     ------------
                                                                                                      1,641,226        1,782,483
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,386,297         10/15/07        2,349,840        2,263,668
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          149,082
                                                                                                   ------------     ------------
                                                                                                      2,570,513        2,412,750
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  2,521,107         05/25/06        2,420,867        2,268,996
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210           27,458
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534           16,850
                                                                                                   ------------     ------------
                                                                                                      2,626,611        2,313,304
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  2,106,522         07/16/08        1,968,368        1,790,544
Common Stock (B)                                                     443 shs.         07/15/08          443,478          332,610
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  96 shs.         07/16/08           96,024                1
                                                                                                   ------------     ------------
                                                                                                      2,507,870        2,123,155
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12.75% Senior Subordinated Note due 2014                         $  2,326,701         03/14/07        2,149,843        1,861,361
Common Stock (B)                                                     232 shs.         03/13/07          232,000             --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260             --
                                                                                                   ------------     ------------
                                                                                                      2,544,103        1,861,361
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  2,242,269         12/20/07     $  2,200,317     $  2,098,349
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          350,461
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026             --
                                                                                                   ------------     ------------
                                                                                                      2,564,603        2,448,810
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $  1,220,974         09/12/08        1,130,660        1,153,865
Common Stock (B)                                                      61 shs.         09/12/08           60,714           57,675
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  66 shs.         09/12/08           65,571                1
                                                                                                   ------------     ------------
                                                                                                      1,256,945        1,211,541
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          921,962
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          378,292
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031           52,957
                                                                                                   ------------     ------------
                                                                                                      1,269,964        1,353,211
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
8.26% Senior Secured Tranche A Note due 2010 (C)                 $    322,013         09/03/04          322,013          317,086
12% Senior Secured Tranche B Note due 2011                       $    313,433         09/03/04          294,644          284,351
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           16,028
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           11,581
                                                                                                   ------------     ------------
                                                                                                        714,899          629,046
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $  1,154,955         08/29/08        1,017,268        1,106,628
Preferred Unit (B)                                                   126 uts.         08/29/08          125,519          119,244
Common Unit Class A (B)                                            1,268 uts.         08/29/08            1,268            1,205
Common Unit Class B (B)                                              472 uts.         08/29/08          120,064                5
                                                                                                   ------------     ------------
                                                                                                      1,264,119        1,227,082
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  2,161,017         09/24/08     $  1,981,274     $  1,980,187
Preferred Stock (B)                                                  107 shs.         09/24/08          103,255                1
Limited Partnership Interest (B)                                 388,983 int.         09/16/08          388,983          369,534
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/24/08           33,268             --
                                                                                                   ------------     ------------
                                                                                                      2,506,780        2,349,722
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  2,685,614                *        2,563,325        2,605,864
Common Stock (B)                                                     450 shs.                *          450,000          842,114
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974          306,866
                                                                                                   ------------     ------------
                                                                                                      3,176,299        3,754,844
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  2,353,846         07/21/08        2,218,036        2,236,039
Preferred Stock (B)                                                  263 shs.         07/21/08          261,830          248,732
Common Stock (B)                                                      18 shs.         07/21/08           20,000           19,000
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  10 shs.         07/21/08           11,285             --
                                                                                                   ------------     ------------
                                                                                                      2,511,151        2,503,771
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          248,450
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          258,980
                                                                                                   ------------     ------------
                                                                                                        213,262          507,430
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  2,550,000         07/25/08        2,394,356        2,295,000
14% PIK Note due 2014                                            $    465,006               **          418,505          418,505
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      2,950,986        2,713,505
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.
** 07/25/08, 09/30/08, 12/31/08 and 03/31/09.
--------------------------------------------------------------------------------------------------------------------------------
16

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014 (D)                        $  2,440,909         08/25/06     $  2,242,151     $    244,091
30% Convertable Preferred Stock (B)                               77,993 shs.         07/28/08           37,227             --
Common Stock (B)                                                        1 sh.         08/25/06                1             --
                                                                                                   ------------     ------------
                                                                                                      2,279,379          244,091
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    815,419         02/24/06          697,081          407,710
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 129 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
                                                                                                      1,559,679          407,710
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2009                   $    168,540         11/14/08          168,540          168,151
14% Senior Subordinated Note due 2014 (D)                        $  1,338,613         05/28/04        1,155,793             --
10.75% Senior Secured Note due 2011 (D)                          $    609,206         05/28/04          607,397          152,302
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             203,912 shs.         05/28/04          130,789             --
                                                                                                   ------------     ------------
                                                                                                      2,062,519          320,453
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  2,125,000         08/02/07        1,888,243        2,074,028
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          588,336
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257          165,233
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,827,597
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,279,486
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    2.61% int.         02/01/07        1,019,958             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                       15 uts.         12/18/08           15,389           12,312
Preferred Stock Class A (B)                                             1 sh.         12/18/08            1,370            1,097
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830             --
                                                                                                   ------------     ------------
                                                                                                      2,536,117        1,292,895
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    812,500         01/28/02     $    812,500     $    609,375
11.5% Senior Subordinated Note due 2012 (D)                      $  1,500,000         01/28/02        1,435,279             --
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,722,324          609,375
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    450,187         01/03/06          443,434          422,745
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          629,286          621,703
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824             --
                                                                                                   ------------     ------------
                                                                                                      1,457,851        1,044,448
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2009 (D)                        $  1,022,000         08/07/98        1,022,000          204,400
12% Senior Subordinated Note due 2009 (D)                        $    307,071         02/09/00          268,283           61,414
                                                                                                   ------------     ------------
                                                                                                      1,290,283          265,814
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06          572,115        1,398,760
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801          236,160
                                                                                                   ------------     ------------
                                                                                                        742,916        1,634,920
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,289,725         07/03/06        2,190,569        2,160,840
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          501,520
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790           90,277
Common Unit Class I (B)                                              148 uts.         07/03/06             --              4,731
Common Unit Class L (B)                                               31 uts.         07/03/06             --              1,000
                                                                                                   ------------     ------------
                                                                                                      2,641,509        2,758,368
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06     $  2,174,892     $  2,223,687
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          424,810
Common Stock (B)                                                      23 shs.         03/31/06           25,500           23,470
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           13,652
                                                                                                   ------------     ------------
                                                                                                      2,541,110        2,685,619
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $  1,331,354         04/27/07        1,238,628        1,236,667
Limited Liability Company Unit (B)                               1,754,707 uts.       04/27/07           63,233             --
                                                                                                   ------------     ------------
                                                                                                      1,301,861        1,236,667
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,025,773        2,004,203
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625             --
                                                                                                   ------------     ------------
                                                                                                      2,291,398        2,004,203
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  2,200,481         10/02/06        2,014,286          550,120
Limited Liability Company Unit                                     1,384 uts.         10/02/06          510,000             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               8,595 shs.         10/02/06          124,644             --
                                                                                                   ------------     ------------
                                                                                                      2,648,930          550,120
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,171,028        2,286,066
Limited Partnership Interest (B)                                  23.70% int.         02/11/08          177,729           93,189
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588          232,633
                                                                                                   ------------     ------------
                                                                                                      2,516,345        2,611,888
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                   1,004 shs.         08/12/94          100,350             --
Common Stock (B)                                                   2,600 shs.                *          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $  1,770,833         05/28/04     $  1,599,897     $  1,695,718
Common Stock (B)                                                 354,167 shs.         05/28/04          354,166             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             377,719 shs.         05/28/04          377,719             --
                                                                                                   ------------     ------------
                                                                                                      2,331,782        1,695,718
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  2,267,190         12/15/06        2,090,363        2,114,717
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810          215,528
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483          101,639
                                                                                                   ------------     ------------
                                                                                                      2,504,656        2,431,884
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08        2,467,911        2,280,269
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089           44,013
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,324,282
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  2,260,638         02/10/06        2,127,872        2,224,353
Common Stock (B)                                                 289,362 shs.         02/10/06          289,362          513,179
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             131,555 shs.         02/10/06          119,796          233,311
                                                                                                   ------------     ------------
                                                                                                      2,537,030        2,970,843
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $  1,062,500         11/14/03        1,007,342          966,523
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946           25,599
                                                                                                   ------------     ------------
                                                                                                      1,130,288          992,122
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212          740,586
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04     $  1,472,432     $  1,422,243
Common Stock (B)                                                     612 shs.                *          642,937          682,483
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          149,009
                                                                                                   ------------     ------------
                                                                                                      2,228,947        2,253,735
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $  2,419,231         01/15/09        2,095,664        2,362,376
Common Stock (B)                                                     131 shs.         01/15/09          130,769          124,232
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 282 shs.         01/15/09          281,604                3
                                                                                                   ------------     ------------
                                                                                                      2,508,037        2,486,611
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076               **        2,032,867        2,059,792
Limited Liability Company Unit (B)                                   619 uts.               **          637,996          712,260
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.               **          164,769          180,439
                                                                                                   ------------     ------------
                                                                                                      2,835,632        2,952,491
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  2,262,282         10/23/08        2,118,511        2,193,758
Common Stock (B)                                                  30,000 shs.         10/23/08          300,000          285,000
Warrant, excercisable until 2018, to purchase
  common stock at $.01 per share (B)                              11,054 shs.         10/23/08          100,650              111
                                                                                                   ------------     ------------
                                                                                                      2,519,161        2,478,869
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,121,497        1,928,610
Common Stock (B)                                                     311 shs.         08/01/06          310,976          206,207
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293           68,676
                                                                                                   ------------     ------------
                                                                                                      2,525,766        2,203,493
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  2,564,901         09/02/08     $  2,392,577     $  2,407,129
Redeemable Preferred Stock Series A (B)                            1,280 shs.         09/02/08           12,523               13
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              12,803 shs.         09/02/08          112,693              128
                                                                                                   ------------     ------------
                                                                                                      2,517,793        2,407,270
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,330,054
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054           49,835
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,379,889
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  2,217,385         10/14/05        1,952,116        2,203,872
Common Stock (B)                                                   2,203 shs.         10/14/05            2,203          693,932
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                               1,192 shs.         09/30/08          568,009          375,473
                                                                                                   ------------     ------------
                                                                                                      2,522,328        3,273,277
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $  1,162,110                *        1,113,636        1,100,497
5.53%Term Note due 2012 (C)                                      $    706,881               **          705,481          689,452
4.76% Term Note due 2012 (C)                                     $    706,881               **          703,346          689,452
4.7% Term Note due 2012 (C)                                      $     97,376               **           97,175           94,976
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 3.97% int.              ***          149,259          369,114
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041           59,642
                                                                                                   ------------     ------------
                                                                                                      2,827,938        3,003,133
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  2,239,024         10/26/07        2,102,363        2,016,713
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051           43,559
                                                                                                   ------------     ------------
                                                                                                      2,516,414        2,060,272
                                                                                                   ------------     ------------
*   04/28/06 and 09/13/06.
**  04/28/09 and 12/21/06.
*** 03/01/05 and 10/10/08.
--------------------------------------------------------------------------------------------------------------------------------
22

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07     $    838,581     $    817,022
13% Senior Subordinated Note due 2014                            $    598,450         03/02/07          490,608          560,927
Common Stock (B)                                                 125,199 shs.         03/02/07          125,199          156,565
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              34,533 shs.         03/02/07           95,873           43,185
                                                                                                   ------------     ------------
                                                                                                      1,550,261        1,577,699
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $  1,773,006         10/31/07        1,659,362        1,507,055
Common Stock (B)                                                     209 shs.         10/31/07          208,589             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607             --
                                                                                                   ------------     ------------
                                                                                                      1,955,558        1,507,055
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,676,739        1,600,649
Common Stock (B)                                                   1,078 shs.                *        1,078,450          522,656
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485           41,650
                                                                                                   ------------     ------------
                                                                                                      2,832,674        2,164,955
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98        2,627,474        2,675,679
Common Stock (B)                                                     630 shs.         02/04/98          630,000          457,537
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          322,455
                                                                                                   ------------     ------------
                                                                                                      3,626,306        3,455,671
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  2,309,541                *     $  2,141,949     $    577,385
16% PIK Note due 2010                                            $    416,980         12/30/08          161,677          104,245
Preferred Stock Series B (B)                                         241 shs.         10/20/08          241,172
Common Stock (B)                                                     742 shs.                *          800,860             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.                *          159,894             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               1,054 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
                                                                                                      3,505,552          681,630
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           68,059          279,417
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,721,067         02/08/08        1,684,158        1,543,286
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          180,379
                                                                                                   ------------     ------------
                                                                                                      2,571,114        1,723,665
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,767,452        1,752,737
Common Stock (B)                                                     182 shs.         04/30/04          182,200           83,262
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736          105,297
                                                                                                   ------------     ------------
                                                                                                      2,161,388        1,941,296
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          787,963
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          589,680          628,425
18% PIK Convertable Preferred Stock (B)                           37,381 shs.         03/13/09           72,519           68,893
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529          120,017
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055           34,011
                                                                                                   ------------     ------------
                                                                                                      1,631,680        1,639,309
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
24

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $  1,887,288         09/24/04     $  1,797,557     $  1,747,030
Common Stock (B)                                                  26,456 shs.                *          264,558          226,666
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,787 shs.         09/24/04          186,883          203,798
                                                                                                   ------------     ------------
                                                                                                      2,248,998        2,177,494
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012 (D)                      $  1,700,000         07/19/04        1,483,065             --
14.5% PIK Note due 2010                                          $    546,244         06/30/07          374,902             --
Limited Liability Company Unit Class A (B)                       414,375 uts.         07/19/04          414,375             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
                                                                                                      2,455,277             --
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,186,640         11/15/07        2,140,488        1,966,388
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          364,020
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --            364,020
                                                                                                   ------------     ------------
                                                                                                      2,563,140        2,694,428
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04            3,728             --
Common Stock (B)                                                   4,028 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          3,728             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,616,922        1,463,063
Common Stock (B)                                                     191 shs.         11/30/06          191,250           38,343
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493           19,143
                                                                                                   ------------     ------------
                                                                                                      1,894,665        1,520,549
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07        1,064,103          975,024
Limited Partnership Interest (B)                                  23.16% int.         05/14/07          115,804             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  88 shs.         05/14/07           83,462             --
                                                                                                   ------------     ------------
                                                                                                      1,263,369          975,024
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015                            $  2,305,362         09/08/08     $  2,256,683     $  2,018,036
Common Stock (B)                                                     283 shs.         09/08/08          283,331          226,661
                                                                                                   ------------     ------------
                                                                                                      2,540,014        2,244,697
                                                                                                   ------------     ------------













TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             205,704,537      172,150,328
                                                                                                   ------------     ------------











--------------------------------------------------------------------------------------------------------------------------------
26

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.79%:

BONDS - 3.78%
American Tire Distributor (C)                      7.685%    04/01/12   $  1,000,000  $    950,000  $    700,000
Cenveo Corporation                                10.500     08/15/16        100,000       100,000        56,125
Charter Communications Op LLC                      8.000     04/30/12      1,350,000     1,152,250     1,235,250
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,289,649       811,300
Douglas Dynamics LLC                               7.750     01/15/12      1,010,000       954,959       656,500
Forest Oil Corporation                             8.500     02/15/14        100,000        95,242        92,750
G F S I, Inc. (C)                                 10.500     06/01/11        715,000       685,658       527,313
General Motors Acceptance Corporation              7.750     01/19/10        815,000       733,174       684,698
H C A, Inc.                                        9.875     02/15/17         35,000        33,846        33,075
Intergen NV                                        9.000     06/30/17        750,000       743,918       678,750
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,195,090       507,000
SandRidge Energy, Inc.                             8.000     06/01/18        360,000       364,307       264,600
Ticketmaster Entertainment, Inc.                  10.750     08/01/16        500,000       500,000       340,000
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,101,860       870,750
Tyson Foods, Inc.                                 10.500     03/01/14         70,000        64,973        71,400
Videotron, Ltd.                                    9.125     04/15/18         40,000        39,373        40,650
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           10,004,299     7,570,161
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.01%
Preferred Blocker, Inc.                                                          143        45,009        28,470
TherOX, Inc. (B)                                                                 103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                     49,140        28,470
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                              1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------


  TOTAL RULE 144A SECURITIES                                                            10,058,409     7,598,631
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $215,762,946  $179,748,959
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              27

March 31, 2009
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 20.44%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 19.45%
A M C Entertainment, Inc.                         11.000%    02/01/16   $  1,315,000  $  1,321,802  $  1,196,650
Activant Solutions, Inc.                           9.500     05/01/16        150,000       150,000        91,875
Appleton Papers, Inc.                              8.125     06/15/11        300,000       300,000       180,750
Aramark Corporation (C)                            4.670     02/01/15        200,000       200,000       152,500
Aramark Corporation                                8.500     02/01/15        500,000       502,304       460,000
Bally Total Fitness Holdings Corporation (D)(F)   14.000     10/01/13        104,062        74,053          --
Basic Energy Services                              7.125     04/15/16        225,000       225,000       130,500
Berry Plastics Corporation (C)                     5.844     02/15/15        500,000       474,304       362,500
Brigham Exploration Co.                            9.625     05/01/14      1,200,000     1,167,903       366,000
Cablevision Systems Corporation                    8.000     04/15/12      1,000,000     1,008,467       972,500
Cenveo Corporation                                 7.875     12/01/13      1,300,000     1,192,500       676,000
Chaparral Energy, Inc.                             8.875     02/01/17      1,500,000     1,491,780       517,500
Cincinnati Bell, Inc.                              7.000     02/15/15      1,100,000       789,250     1,012,000
Community Health Systems, Inc. (C)                 8.875     07/15/15      1,200,000     1,169,415     1,134,000
Denbury Resources, Inc.                            9.750     03/01/16         50,000        46,450        48,250
Dynegy Holdings, Inc.                              7.750     06/01/19        830,000       564,400       539,500
El Paso Corporation                               12.000     12/12/13         55,000        49,159        58,300
Enterprise Products Operating Co.                  9.750     01/31/14        750,000       750,000       824,102
Ford Motor Credit Co.                              7.375     10/28/09        500,000       498,750       448,425
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       186,480
Goodyear Tire & Rubber Co.                         7.857     08/15/11      1,150,000     1,097,750       943,000
Graham Packaging Corporation                       8.500     10/15/12        280,000       268,800       214,900
Great Lakes Dredge & Dock Corporation              7.750     12/15/13      1,000,000       948,750       800,000
H C A, Inc.                                        9.125     11/15/14      1,125,000       919,688     1,057,500
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,000,000     1,009,128       170,000
Hughes Network Systems                             9.500     04/15/14      1,325,000     1,345,980     1,185,875
Inergy LP                                          8.250     03/01/16        470,000       480,923       446,500
Intelsat Bermuda Ltd.                              9.250     06/15/16      1,365,000     1,411,591     1,105,650
Interline Brands, Inc.                             8.125     06/15/14      1,300,000     1,291,107     1,163,500
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        26,500
L-3 Communications Holdings, Inc.                  6.125     07/15/13      1,000,000       995,000       960,000
Leucadia National Corporation                      7.000     08/15/13        450,000       450,763       369,000
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610       742,344
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       140,000
Markwest Energy Operating Co.                      6.875     11/01/14        950,000       930,563       669,750
Markwest Energy Operating Co.                      8.750     04/15/18        125,000       123,979        87,188
Mediacom Broadband LLC                             9.500     01/15/13      1,250,000       975,000     1,168,750

----------------------------------------------------------------------------------------------------------------
28

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
N R G Energy, Inc.                                 7.375%    02/01/16   $    175,000  $    175,000  $    162,750
Newark Group, Inc.                                 9.750     03/15/14        850,000       796,863        74,375
Nortek, Inc.                                      10.000     12/01/13        175,000       173,175        73,063
North American Energy Partners                     8.750     12/01/11      1,165,000     1,172,843       850,450
O E D Corp./Diamond Jo Company Guarantee           8.750     04/15/12      1,000,000       985,960       800,000
Pliant Corporation                                11.125     09/01/09        550,000       539,000        17,875
Pliant Corporation (C)                            11.850     06/15/09      1,111,500     1,081,740       445,989
Polypore, Inc.                                     8.750     05/15/12      1,460,000     1,410,050     1,065,800
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490       442,500
Quebecor Media, Inc.                               7.750     03/15/16      1,050,000       978,235       798,000
Rental Service Corporation                         9.500     12/01/14        500,000       484,320       245,000
Rock-Tenn Co.                                      9.250     03/15/16      1,075,000     1,114,541     1,072,313
Scholastic Corporation                             5.000     04/15/13      1,500,000     1,278,750     1,158,750
Seneca Gaming Corporation                          7.250     05/01/12        500,000       477,500       319,375
Shaw Communications, Inc.                          7.250     04/06/11        400,000       410,448       397,000
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       219,375
Stanadyne Corporation                             10.000     08/15/14      1,500,000     1,500,000       967,500
Stewart & Stevenson LLC                           10.000     07/15/14      1,465,000     1,496,311     1,106,075
T X U Energy Company LLC                          10.250     11/01/15      1,250,000     1,261,453       625,000
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       654,382       318,500
Tenneco, Inc.                                      8.125     11/15/15      1,100,000       540,000       220,000
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        52,850
Time Warner Telecom Holdings                       9.250     02/15/14      1,000,000     1,008,635       965,000
Titan International, Inc.                          8.000     01/15/12      1,070,000     1,062,100       834,600
Transdigm, Inc.                                    7.750     07/15/14        500,000       503,360       466,250
Trimas Corporation                                 9.875     06/15/12      1,073,000       982,375       525,770
Tube City IMS Corporation                          9.750     02/01/15      1,500,000     1,484,568       228,750
United Components, Inc.                            9.375     06/15/13      1,080,000     1,080,466       421,200
United Rentals, Inc.                               6.500     02/15/12      1,125,000       815,625       900,000
Virgin Media Finance PLC                           9.125     08/15/16      1,380,000     1,413,332     1,283,400
Vought Aircraft Industries                         8.000     07/15/11      1,150,000     1,115,399       448,500
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,118,341       827,749
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           54,221,432    38,942,048
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 0.88%
Chase Packaging Corporation (B)                                         $      9,541  $       --    $        954
CKX, Inc. (B)                                                                 97,500       784,875       399,750
Directed Electronics, Inc. (B)                                               368,560     1,856,534        36,856
El Paso Corporation (B)                                                       65,000       808,362       406,250
EnerNOC, Inc. (B)                                                             46,500     1,283,262       676,110
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       121,493
Intrepid Potash, Inc. (B)                                                        365        11,680         6,734
Supreme Industries, Inc.                                                     125,116       267,319       112,604
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     6,575,360     1,760,751
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.11%
Citadel Broadcasting Corporation                   4.000%    02/15/11        583,000       452,554       228,828
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  452,554       228,828
                                                                                      ------------  ------------


TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 61,249,346  $ 40,931,627
                                                                                      ------------  ------------





                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                           Rate/Yield^   Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 1.00%
Pearson Holdings, Inc.                             0.750%    04/07/09   $  2,000,000  $  1,999,750  $  1,999,750
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  1,999,750  $  1,999,750
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 111.20%                             $279,012,042  $222,680,336
                                                                                      ============  ------------
  Other Assets                                      4.28                                               8,575,902
  Liabilities                                     (15.48)                                            (31,010,739)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $200,245,499
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/09.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. At March 31, 2009, the value of these securities amounted to $172,150,328 or 85.97% of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^   Effective yield at purchase
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
30

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.82%                                                      BROADCASTING & ENTERTAINMENT - 3.70%
Gencorp, Inc.                                  $      186,480          Cablevision Systems Corporation                $      972,500
Hughes Network Systems                              1,185,875          Charter Communications Op LLC                       1,235,250
L-3 Communications Holdings, Inc.                     960,000          Citadel Broadcasting Corporation                      228,828
P A S Holdco LLC                                    2,758,368          CKX, Inc.                                             399,750
Transdigm, Inc.                                       466,250          Liberty Media Corporation                             742,344
Visioneering, Inc.                                  1,639,309          Mediacom Broadband LLC                              1,168,750
Vought Aircraft Industries                            448,500          Shaw Communications, Inc.                             397,000
                                               --------------          Virgin Media Finance PLC                            1,283,400
                                                    7,644,782          Workplace Media Holding Co.                           975,024
                                               --------------                                                         --------------
AUTOMOBILE - 5.08%                                                                                                         7,402,846
American Tire Distributor                             700,000                                                         --------------
Fuel Systems Holding Corporation                         --            BUILDINGS & REAL ESTATE - 1.10%
Goodyear Tire & Rubber Co.                            943,000          K W P I Holdings Corporation                        1,861,361
Jason, Inc.                                           940,989          Texas Industries, Inc.                                 52,850
Nyloncraft, Inc.                                      609,375          TruStile Doors, Inc.                                  279,417
Ontario Drive & Gear Ltd.                           1,634,920                                                         --------------
Qualis Automotive LLC                               1,695,718                                                              2,193,628
Tenneco, Inc.                                         220,000                                                         --------------
Titan International, Inc.                             834,600          CHEMICAL, PLASTICS & RUBBER - 0.14%
Transtar Holding Company                            2,164,955          Capital Specialty Plastics, Inc.                      279,466
United Components, Inc.                               421,200                                                         --------------
                                               --------------          CONSUMER PRODUCTS - 7.88%
                                                   10,164,757          Aero Holdings, Inc.                                 3,462,191
                                               --------------          Bravo Sports Holding Corporation                    2,068,513
BEVERAGE, DRUG & FOOD - 4.63%                                          G F S I, Inc.                                         527,313
Aramark Corporation                                   612,500          K N B Holdings Corporation                          2,313,304
Golden County Foods Holding, Inc.                   1,638,974          Kar Holdings, Inc.                                     26,500
Hospitality Mints Holding Company                   2,356,587          Momentum Holding Co.                                  507,430
Specialty Commodities, Inc.                         2,478,869          R A J Manufacturing Holdings LLC                    2,431,884
Vitality Foodservice, Inc.                          2,177,494          Royal Baths Manufacturing Company                     992,122
                                               --------------          The Tranzonic Companies                             3,455,671
                                                    9,264,424          Walls Industries, Inc.                                   --
                                               --------------                                                         --------------
                                                                                                                          15,784,928
                                                                                                                      --------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 4.15%                                  DIVERSIFIED/CONGLOMERATE, SERVICE - 8.69%
Berry Plastics Corporation                     $      362,500          A W X Holdings Corporation                     $    1,422,207
Chase Packaging Corporation                               954          Advanced Technologies Holdings                      2,607,920
Flutes, Inc.                                          688,789          CapeSuccess LLC                                          --
Graham Packaging Corporation                          214,900          Clough, Harbour, and Associates                     2,614,367
Maverick Acquisition Company                          629,046          Crane Rental Corporation                            2,447,667
P I I Holding Corporation                           2,685,619          Diversco, Inc./DHI Holdings, Inc.                   1,319,430
Packaging Dynamics Corporation of America             507,000          Dwyer Group, Inc.                                   1,481,591
Paradigm Packaging, Inc.                            2,004,203          Fowler Holding, Inc.                                     --
Pliant Corporation                                    463,864          GQ Holdings LLC                                          --
Pregis Corporation                                    442,500          Insurance Claims Management, Inc.                     131,752
Tekni-Plex, Inc.                                      318,500          Interline Brands, Inc.                              1,163,500
Vitex Packaging Group, Inc.                              --            Mail Communications Group, Inc.                     1,353,211
                                               --------------          Nesco Holdings Corporation                          2,827,597
                                                    8,317,875          Videotron, Ltd.                                        40,650
                                               --------------                                                         --------------
DISTRIBUTION - 1.92%                                                                                                      17,409,892
Duncan Systems, Inc.                                1,435,364                                                         --------------
F C X Holdings Corporation                          2,415,216          ELECTRONICS - 1.07%
                                               --------------          Connecticut Electric, Inc.                          2,097,928
                                                    3,850,580          Directed Electronics, Inc.                             36,856
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                                                                                  2,134,784
MANUFACTURING - 11.58%                                                                                                --------------
A H C Holding Company, Inc.                         2,444,555          FARMING & AGRICULTURE - 1.38%
Activant Solutions, Inc.                               91,875          Protein Genetics, Inc.                                   --
Arrow Tru-Line Holdings, Inc.                       1,471,232          Tyson Foods, Inc.                                      71,400
C D N T, Inc.                                       1,367,562          Waggin' Train Holdings LLC                          2,694,428
Douglas Dynamics LLC                                  656,500                                                         --------------
Evans Consoles, Inc.                                1,271,148                                                              2,765,828
Great Lakes Dredge & Dock Corporation                 800,000                                                         --------------
K P I Holdings, Inc.                                2,123,155          FINANCIAL SERVICES - 0.85%
MEGTEC Holdings, Inc.                               2,349,722          Ford Motor Credit Co.                                 448,425
Milwaukee Gear Company                              2,503,771          General Motors Acceptance Corporation                 684,698
Nortek, Inc.                                           73,063          Hawker Beechcraft Acquisition Co.                     170,000
Polypore, Inc.                                      1,065,800          Highgate Capital LLC                                     --
Postle Aluminum Company LLC                           550,120          Leucadia National Corporation                         369,000
Radiac Abrasives, Inc.                              2,970,843          Preferred Blocker, Inc.                                28,470
Trimas Corporation                                    525,770                                                         --------------
Truck Bodies & Equipment International                681,630                                                              1,700,593
Xaloy Superior Holdings, Inc.                       2,244,697                                                         --------------
                                               --------------
                                                   23,191,443
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
32

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
HEALTHCARE, EDUCATION & CHILDCARE - 6.74%                              MACHINERY - 10.72%
A T I Acquisition Company                      $    3,558,826          A S A P Industries LLC                         $    1,255,903
American Hospice Management Holding LLC             3,504,886          Davis-Standard LLC                                  3,217,371
Community Health Systems, Inc.                      1,134,000          E S P Holdco, Inc.                                  2,242,991
F H S Holdings LLC                                  1,792,969          Integration Technology Systems, Inc.                     --
H C A, Inc.                                         1,090,575          K-Tek Holdings Corporation                          2,448,810
Synteract Holdings Corporation                      2,407,270          M V I Holding, Inc.                                 1,211,541
Touchstone Health Partnership                            --            Manitowoc Company, Inc.                               140,000
                                               --------------          Morton Industrial Group, Inc.                         244,091
                                                   13,488,526          Navis Global                                          320,453
                                               --------------          NetShape Technologies, Inc.                         1,292,895
HOME & OFFICE FURNISHINGS, HOUSEWARES,                                 Pacific Consolidated Holdings LLC                   1,236,667
AND DURABLE CONSUMER PRODUCTS - 10.11%                                 Power Services Holding Company                      2,611,888
Connor Sport Court International, Inc.              2,357,724          R E I Delaware Holding, Inc.                        2,324,282
H M Holding Company                                      --            Safety Speed Cut Manufacturing Company, Inc.          740,586
Home Decor Holding Company                          2,081,225          Stanadyne Corporation                                 967,500
Justrite Manufacturing Acquisition Co.              1,782,483          Stewart & Stevenson LLC                             1,106,075
K H O F Holdings, Inc.                              2,412,750          Supreme Industries, Inc.                              112,604
Monessen Holding Corporation                        2,713,505                                                         --------------
Stanton Carpet Holding Co.                          2,203,493                                                             21,473,657
Transpac Holdings Company                           1,507,055                                                         --------------
U M A Enterprises, Inc.                             1,723,665          MEDICAL DEVICES/BIOTECH - 3.72%
U-Line Corporation                                  1,941,296          Coeur, Inc.                                         1,204,850
Wellborn Forest Holding Co.                         1,520,549          E X C Acquisition Corporation                         211,487
                                               --------------          ETEX Corporation                                         --
                                                   20,243,745          MedSystems Holdings LLC                             1,227,082
                                               --------------          MicroGroup, Inc.                                    3,754,844
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.94%                              OakRiver Technology, Inc.                           1,044,448
A M C Entertainment, Inc.                           1,196,650                                                         --------------
Bally Total Fitness Holding Corporation                  --                                                                7,442,711
Electra Bicycle Company LLC                           107,248                                                         --------------
O E D Corp/Diamond Jo Company Guarantee               800,000          MINING, STEEL, IRON & NON PRECIOUS
Savage Sports Holding, Inc.                         2,253,735          METALS - 1.30%
Seneca Gaming Corporation                             319,375          T H I Acquisition, Inc.                             2,379,889
Ticketmaster Entertainment, Inc.                      340,000          Tube City IMS Corporation                             228,750
Tunica-Biloxi Gaming Authority                        870,750                                                         --------------
                                               --------------                                                              2,608,639
                                                    5,887,758                                                         --------------
                                               --------------          NATURAL RESOURCES - 1.13%
                                                                       Appleton Papers, Inc.                                 180,750
                                                                       Cenveo Corporation                                    732,125
                                                                       Intrepid Potash, Inc.                                   6,734
                                                                       Rock-Tenn Co.                                       1,072,313
                                                                       SandRidge Energy, Inc.                                264,600
                                                                                                                      --------------
                                                                                                                           2,256,522
                                                                                                                      --------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
OIL & GAS - 2.20%                                                      TRANSPORTATION - 1.84%
Basic Energy Services                          $      130,500          NABCO, Inc.                                    $      407,710
Brigham Exploration Co.                               366,000          Tangent Rail Corporation                            3,273,277
Chaparral Energy, Inc.                                517,500                                                         --------------
Denbury Resources, Inc.                                48,250                                                              3,680,987
Enterprise Products Operating Co.                     824,102                                                         --------------
Forest Oil Corporation                                 92,750          UTILITIES - 1.82%
North American Energy Partners                        850,450          Dynegy Holdings, Inc.                                 539,500
Total E & S, Inc.                                   1,577,699          El Paso Corporation                                   464,550
                                               --------------          Inergy LP                                             446,500
                                                    4,407,251          Intergen NV                                           678,750
                                               --------------          Markwest Energy Operating Co.                         756,938
PHARMACEUTICALS - 1.27%                                                N R G Energy, Inc.                                    162,750
CorePharma LLC                                      2,534,291          T X U Energy Company LLC                              625,000
                                               --------------                                                         --------------
PUBLISHING/PRINTING - 1.12%                                                                                                3,673,988
Newark Group, Inc.                                     74,375                                                         --------------
Quebecor Media, Inc.                                  798,000          WASTE MANAGEMENT / POLLUTION - 2.94%
Scholastic Corporation                              1,158,750          Terra Renewal LLC                                   3,003,133
Sheridan Acquisition Corporation                      219,375          Torrent Group Holdings, Inc.                        2,060,272
                                               --------------          Waste Services, Inc.                                  827,749
                                                    2,250,500                                                         --------------
                                               --------------                                                              5,891,154
RETAIL STORES - 0.70%                                                                                                 --------------
Olympic Sales, Inc.                                   265,814
Rental Service Corporation                            245,000
United Rentals, Inc.                                  900,000          TOTAL CORPORATE RESTRICTED AND
                                               --------------          PUBLIC SECURITIES - 110.20%                    $  220,680,586
                                                    1,410,814                                                         ==============
                                               --------------
TECHNOLOGY - 3.46%
Compucom Systems, Inc.                                811,300
EnerNOC, Inc.                                         676,110
Sencore Holding Company                             2,486,611
Smart Source Holdings LLC                           2,952,491
                                               --------------
                                                    6,926,512
                                               --------------
TELECOMMUNICATIONS - 2.20%
All Current Holding Company                         1,193,562
Cincinnati Bell, Inc.                               1,012,000
Intelsat Bermuda Ltd.                               1,105,650
ITC^DeltaCom, Inc.                                    121,493
Time Warner Telecom Holdings                          965,000
                                               --------------
                                                    4,397,705
                                               --------------




See Notes to Consolidated Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
34

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MassMutual Corporate Investors
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust,
--------------------------------------------------------------------------------

(Unaudited)

   including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $172,150,328 (85.97% of net assets) as of March 31, 2009 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2009, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

        Level 1: quoted prices in active markets for identical securities

        Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

        Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2009:

   ASSETS                       TOTAL       LEVEL 1      LEVEL 2      LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities    $179,748,959  $     --    $ 7,598,631  $172,150,328
   Public Securities          40,931,627   1,760,751   39,170,876          --
   Short-term Securities       1,999,750        --      1,999,750          --
   -----------------------------------------------------------------------------
   TOTAL                    $222,680,336  $1,760,751  $48,769,257  $172,150,328

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                            RESTRICTED      PUBLIC      SHORT-TERM
   ASSETS                   SECURITIES    SECURITIES    SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
    at 12/31/2008          $182,799,290     $ 260          $ --     $182,799,550

   Total gains or losses
    (realized/unrealized)
    included in earnings*   (14,131,613)     (260)           --     (14,131,873)

   Purchases, sales,
    issuances &
    settlements (net)         3,482,651        --            --       3,482,651

   Transfers in and /
    or out of Level 3               --         --            --             --
   -----------------------------------------------------------------------------
   ENDING BALANCE
   AT 3/31/09              $172,150,328     $  --          $ --     $172,150,328

   * The amount of net losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 3/31/09 is $(14,647,114).

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
36

                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
(Unaudited)

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's PRO RATA share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2009, the MMCI Subsidiary Trust has accrued income tax expense of $810.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for uncertain income tax positions would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the three months ended March 31, 2009, there were no credit balances used to reduce custodian fees.

3. INVESTMENT SERVICES CONTRACT

   A. SERVICES:

   Under an Investment Services Contract (the "Contract") with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:

   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note, is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the
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
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
(Unaudited)

   average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2009, the Trust incurred total interest expense on the Note of $396,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5. PURCHASES AND SALES OF INVESTMENTS

                                                     FOR THE THREE
                                                     MONTHS ENDED
                                                      3/31/2009
                                               COST OF        PROCEEDS FROM
                                             INVESTMENTS        SALES OR
                                               ACQUIRED        MATURITIES
                                               --------        ----------

   Corporate restricted securities            $8,509,407       $5,165,646

   Corporate public securities                   543,676        1,686,527

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2009. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2009 is $56,331,706 and consists of $14,202,706 appreciation and $70,534,412 depreciation.











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
                                                  MassMutual Corporate Investors

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.


MEMBERS OF THE BOARD                           OFFICERS
OF TRUSTEES

Donald Glickman                                Clifford M. Noreen
                                               Chairman
Robert E. Joyal
                                               Michael L. Klofas
William J. Barrett                             President

Michael H. Brown*                              James M. Roy
                                               Vice President & Chief
Donald E. Benson*                              Financial Officer

Dr. Corine T. Norgaard*                        Patricia J. Walsh
                                               Vice President, Secretary
Clifford M. Noreen                             & Chief Legal Officer

Martin T. Hart                                 Jill A. Fields
                                               Vice President
Maleyne M. Syracuse
                                               Michael P. Hermsen
*Member of the Audit committee                 Vice President

                                               Mary Wilson Kibbe
                                               Vice President

                                               Richard E. Spencer, II
                                               Vice President

                                               Daniel J. Florence
                                               Treasurer

                                               John T. Davitt, Jr.
                                               Comptroller

                                               Melissa M. LaGrant
                                               Chief Compliance Officer
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MassMutual
Corporate Investors





























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